Consolidated Statements of Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2012	26,245,543
Balances at Dec. 31, 2012	$ 5,130	$ 2,693	$ 243,178	$ (16,282)	$ 234,719
Net income			$ 30,104		30,104
Other comprehensive income				$ 7,821	7,821
Issuance of treasury shares (in shares)	7,500
Issuance of treasury shares	$ 1	$ 129	$ 28		158
Cash dividends - $0.330 a share			(8,662)		(8,662)
Balances (in shares) at Dec. 31, 2013	26,253,043
Balances at Dec. 31, 2013	$ 5,131	$ 2,822	264,648	$ (8,461)	264,140
Issuance of treasury shares (in shares)	7,500
Net income			$ 36,141		36,141
Other comprehensive income				$ (8,865)	(8,865)
Issuance of treasury shares (in shares)	7,500
Issuance of treasury shares	$ 2	$ 237	$ 27		266
Cash dividends - $0.330 a share			(9,715)		(9,715)
Balances (in shares) at Dec. 31, 2014	26,260,543
Balances at Dec. 31, 2014	$ 5,133	$ 3,059	291,101	$ (17,326)	281,967
Issuance of treasury shares (in shares)	7,500
Net income			$ 25,109		25,109
Other comprehensive income				$ (5,089)	(5,089)
Issuance of treasury shares (in shares)	7,500
Issuance of treasury shares	$ 2	$ 184	$ 26		212
Cash dividends - $0.330 a share			(10,599)		(10,599)
Balances (in shares) at Dec. 31, 2015	26,083,623
Balances at Dec. 31, 2015	$ 5,095		304,341	$ (22,415)	287,021
Issuance of treasury shares (in shares)	7,500
Treasury shares repurchased (in shares)	(184,420)
Treasury shares repurchased	$ (40)	$ (3,243)	$ (1,296)		$ (4,579)